PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Included in cost of goods sold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	$ 84,785	$ 91,898
Included in amortization expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	14,962	16,217
Included in research expense [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	$ 0	$ 986,307